MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities
A summary of the movements in marketable securities for the six months ended June 30, 2022 and the year ended December 31, 2021 is presented in the table below:

(in thousands of $)	2022	2021
Balance at beginning of period	2,435	2,639
Marketable securities acquired	175,488	357
Proceeds from sale of marketable securities	—	(14,074)
Unrealized loss on marketable securities held at period end	(11,736)	(204)
Gain on sale of marketable securities	—	7,881
Repurchase of marketable securities pledged to creditors	—	5,836
Balance at end of period	166,187	2,435